Segment Information - Geographical location (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) country	Dec. 31, 2021 USD ($) country	Dec. 31, 2020 CNY (¥)
Segment reporting
Principal geographical areas | country	2	2
Property and equipment, net	¥ 17,017	$ 2,670	¥ 21,175
People's Republic of China
Segment reporting
Property and equipment, net	16,072		18,284
Philippines
Segment reporting
Property and equipment, net	¥ 945		¥ 2,891